Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Secondary Offerings
The Company has completed the following secondary public offerings during the years ended December 31, 2014 and 2015, whereby certain selling stockholders sold shares of common stock to the underwriters. The Company did not receive any proceeds from these sales of shares.

Secondary Offering Shares	Completion Date of Secondary Offering	Overallotment Shares(1)	Completion Date of Overallotment Shares
10,000,000	3/12/2014	1,500,000	3/12/2014
15,000,000	5/28/2014	2,250,000	6/4/2014
15,000,000	9/8/2014(2)	—	—
15,000,000	12/8/2014	2,250,000	12/8/2014
10,000,000	5/22/2015	1,500,000	5/22/2015
11,250,000	8/18/2015	1,687,500	8/18/2015
8,000,000	11/30/2015	1,200,000	12/9/2015

(1)	Under each underwriting agreement, the selling stockholders granted the underwriters an option, exercisable for thirty days, to purchase up to the additional amount of shares noted.

(2)	The option to purchase additional shares was not exercised in connection with the September 2014 secondary offering.